UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                ALLIANCEBERNSTEIN
                           ----------------------------
                                VARIABLE PRODUCTS
                           ----------------------------
                                   SERIES FUND
                           ----------------------------
                                ALLIANCEBERNSTEIN
                           ----------------------------
                             WORLDWIDE PRIVATIZATION
                           ----------------------------
                                    PORTFOLIO
                           ----------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

WORLDWIDE PRIVATIZATION PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

------------------------------------------------------------------------------------------------
   COMPANY                                                  U.S. $ VALUE   PERCENT OF NET ASSETS
------------------------------------------------------------------------------------------------
   BNP Paribas, SA                                            $  934,447            3.0%
------------------------------------------------------------------------------------------------
   Nomura Securities Co., Ltd.                                   788,353            2.5
------------------------------------------------------------------------------------------------
   Vodafone Group Plc                                            757,730            2.4
------------------------------------------------------------------------------------------------
   East Japan Railway Co.                                        744,049            2.4
------------------------------------------------------------------------------------------------
   Japan Tobacco, Inc.                                           741,838            2.3
------------------------------------------------------------------------------------------------
   Sanofi-Synthelabo, SA                                         713,163            2.3
------------------------------------------------------------------------------------------------
   Pfizer, Inc.                                                  706,222            2.2
------------------------------------------------------------------------------------------------
   Grupo Financiero Banorte, SA de CV Cl.B                       702,952            2.2
------------------------------------------------------------------------------------------------
   National Grid Transco Plc                                     694,648            2.2
------------------------------------------------------------------------------------------------
   ENI SpA                                                       654,262            2.1
                                                              ----------           ----
------------------------------------------------------------------------------------------------
                                                              $7,437,664           23.6%
------------------------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
June 30, 2003 (unaudited)
================================================================================

------------------------------------------------------------------------------------------------
   SECTOR                                                   U.S. $ VALUE   PERCENT OF NET ASSETS
------------------------------------------------------------------------------------------------
   Aerospace & Defense                                       $    87,249             0.3%
------------------------------------------------------------------------------------------------
   Basic Industries                                            1,297,658             4.1
------------------------------------------------------------------------------------------------
   Consumer Manufacturing                                         23,732             0.1
------------------------------------------------------------------------------------------------
   Consumer Services                                           5,688,489            18.0
------------------------------------------------------------------------------------------------
   Consumer Staples                                              885,390             2.8
------------------------------------------------------------------------------------------------
   Energy                                                      3,496,411            11.1
------------------------------------------------------------------------------------------------
   Finance                                                     6,577,206            20.8
------------------------------------------------------------------------------------------------
   Healthcare                                                  1,859,878             5.9
------------------------------------------------------------------------------------------------
   Multi Industry Companies                                      142,166             0.4
------------------------------------------------------------------------------------------------
   Technology                                                  1,534,213             4.9
------------------------------------------------------------------------------------------------
   Transportation                                              2,449,042             7.8
------------------------------------------------------------------------------------------------
   Utilities                                                   6,107,565            19.3
                                                              ----------           -----
------------------------------------------------------------------------------------------------
   Total Investments                                          30,148,999            95.5
------------------------------------------------------------------------------------------------
   Cash and receivables, net of liabilities                    1,425,269             4.5
                                                              ----------           -----
------------------------------------------------------------------------------------------------
   Net Assets                                                $31,574,268           100.0%
------------------------------------------------------------------------------------------------

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)       AllianceBernstein Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED
   STOCKS-95.5%
AUSTRALIA-0.9%
CSL, Ltd. ....................................           33,800      $   271,205
                                                                     -----------
AUSTRIA-1.4%
Flughafen Wien AG ............................            3,607          131,315
Telekom Austria AG (a) .......................           27,918          317,273
                                                                     -----------
                                                                         448,588
                                                                     -----------
BRAZIL-3.9%
Brasil Telecom Participacoes,
   SA (ADR) ..................................            3,500          131,075
Companhia Paranaense de
   Energia-Copel (ADR) (a)  ..................           12,000           36,000
Companhia Vale do Rio Doce
   (ADR) .....................................            9,200          267,142
Empresa Brasileira de
   Aeronautica, SA (Embraer)
   (ADR) .....................................            4,568           87,249
Gerdau, SA (ADR) .............................           13,000          152,750
Gerdau, SA (ADR) Pfd. ........................           13,296          153,117
Itausa-Investimentos Itau,
   SA Pfd. ...................................          113,688           89,455
Petroleo Brasileiro, SA
   (ADR) .....................................           18,000          319,680
                                                                     -----------
                                                                       1,236,468
                                                                     -----------
CHILE-0.1%
Enersis, SA (ADR) ............................            6,000           26,460
                                                                     -----------
EGYPT-1.6%
Commercial International
   Bank ......................................           11,900           72,708
Eastern Company for Tobacco
   & Cigarettes ..............................           13,374          143,553
Egyptian Co. for Mobile
   Services ..................................           32,618          290,862
                                                                     -----------
                                                                         507,123
                                                                     -----------
FINLAND-1.6%
Fortum Oyj ...................................           24,117          193,629
Sampo Oyj ....................................           22,544          165,701
TietoEnator Oyj ..............................            7,747          130,635
                                                                     -----------
                                                                         489,965
                                                                     -----------
FRANCE-11.8%
BNP Paribas, SA ..............................           18,359          934,447
Dassault Systemes, SA ........................            8,200          269,757
France Telecom ...............................           21,857          537,012
Sanofi-Synthelabo, SA ........................           12,157          713,163
Societe Television Francaise 1 ...............           12,750          393,041
TotalFinaElf, SA .............................            2,262          342,406
Veolia Environment ...........................           26,093          537,241
                                                                     -----------
                                                                       3,727,067
                                                                     -----------
GERMANY-4.1%
Deutsche Lufthansa AG (a) ....................           12,086          141,800
Deutsche Post AG .............................           43,458          639,341
Fraport AG (a) ...............................           15,204          340,324
Rhoen-Klinikum AG ............................            4,211          169,288
                                                                     -----------
                                                                       1,290,753
                                                                     -----------
GHANA-0.9%
Ashanti Goldfields Co., Ltd.
   (GDR) (a) .................................           33,900          270,183
                                                                     -----------
GREECE-1.9%
Greek Organization of
   Football Prognostics ......................           27,900          284,977
Public Power Corp. ...........................           18,130          327,825
                                                                     -----------
                                                                         612,802
                                                                     -----------
HONG KONG-1.1%
China Petroleum & Chemical
   Co. Cl.H ..................................          730,000          174,118
Legend Group, Ltd. ...........................          546,000          182,043
                                                                     -----------
                                                                         356,161
                                                                     -----------
HUNGARY-1.3%
OTP Bank Rt. (a) .............................           43,891          424,415
                                                                     -----------
INDIA-0.3%
Bank of Baroda ...............................           26,600           64,047
Maruti Udyog, Ltd. ...........................            8,800           23,732
                                                                     -----------
                                                                          87,779
                                                                     -----------
ISRAEL-0.4%
Bank Hapoalim, Ltd. ..........................           65,400          138,814
                                                                     -----------
ITALY-5.6%
Acegas SpA ...................................           31,700          173,928
ENI SpA ......................................           43,189          654,262
Telecom Italia Mobile SpA ....................           39,555          195,187
Telecom Italia SpA ...........................           42,231          382,781
Unicredito Italiano ..........................           72,881          347,900
                                                                     -----------
                                                                       1,754,058
                                                                     -----------

JAPAN-14.1%
East Japan Railway Co. .......................              167          744,049
Japan Airlines System Corp. ..................           72,000          157,390
Japan Tobacco, Inc. ..........................              137          741,838
KDDI Corp. ...................................              128          496,600
Mitsubishi Tokyo Financial
   Group, Inc. ...............................              130          588,962
Nippon Telegraph &
   Telephone Corp. ...........................               47          184,698
Nomura Securities Co., Ltd. ..................           62,000          788,353
NTT Docomo, Inc. .............................              252          546,660
West Japan Railway Co. .......................               51          193,609
                                                                     -----------
                                                                       4,442,159
                                                                     -----------

LUXEMBOURG-1.8%
Tenaris, SA (ADR) (a) ........................           22,746          580,023
                                                                     -----------

                                AllianceBernstein Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
MEXICO-4.9%
America Movil, SA de CV
   Series L (ADR) ............................           13,800      $   258,750
Grupo Aeroportuario
   del Sureste, SA de CV
   Series B (ADR) ............................            6,000           87,780
Grupo Financiero Banorte,
   SA de CV Cl.B .............................          249,000          702,952
Grupo Financiero BBVA
   Bancomer, SA de CV (a) ....................          229,600          194,016
Telefonos de Mexico, SA Cl.L
   (ADR) .....................................           10,000          314,200
                                                                     -----------
                                                                       1,557,698
                                                                     -----------
NETHERLANDS-1.3%
ING Groep NV .................................           23,987          417,453
                                                                     -----------
NORWAY-0.5%
Telenor AS ...................................           41,584          172,939
                                                                     -----------
PEOPLES REPUBLIC
   OF CHINA-1.8%
Beijing Capital International
   Airport Co., Ltd. .........................          482,000          117,438
China Unicom, Ltd. (b) .......................          168,000          114,181
CNOOC, Ltd. ..................................          120,000          175,426
Sinotrans, Ltd. ..............................          535,000          150,934
                                                                     -----------
                                                                         557,979
                                                                     -----------
PERU-0.5%
Explosivos, SA Cl.C (b) ......................          219,252          142,166
                                                                     -----------
POLAND-0.5%
Polski Koncern Naftowy, SA
   (GDR) .....................................           14,918          145,003
                                                                     -----------
RUSSIA-2.2%
Lukoil Holdings (ADR) ........................            3,300          261,030
Mobile Telesystems
   (ADR) (a) .................................            4,300          253,700
Oao Gazprom (ADR) ............................           10,000          188,000
                                                                     -----------
                                                                         702,730
                                                                     -----------
SINGAPORE-1.0%
DBS Group Holdings, Ltd. .....................           44,172          258,396
Singapore Post, Ltd. .........................          164,000           63,337
                                                                     -----------
                                                                         321,733
                                                                     -----------
SOUTH AFRICA-1.4%
Iscor, Ltd. ..................................           37,777           80,752
MTN Group, Ltd. (a) ..........................          168,200          365,838
                                                                     -----------
                                                                         446,590
                                                                     -----------
SOUTH KOREA-5.2%
Kookmin Bank .................................           14,000          421,934
Kookmin Bank (ADR) ...........................            8,635          261,209
POSCO ........................................            3,600          373,713
SK Telecom Co., Ltd. (a) .....................            1,010          172,490
SK Telecom Co., Ltd.
   (ADR) (a) .................................           21,100          397,946
                                                                     -----------
                                                                       1,627,292
                                                                     -----------
SPAIN-3.4%
Amadeus Global Travel
   Distribution, SA ..........................           30,713          176,285
Iberia Lineas Aereas
   de Espana, SA .............................           97,318          189,179
Indra Sistemas, SA ...........................           24,084          245,168
Red Electrica de Espana ......................           11,788          154,574
Telefonica, SA ...............................           27,265          317,066
                                                                     -----------
                                                                       1,082,272
                                                                     -----------
SWEDEN-1.1%
Eniro AB .....................................           39,588          339,176
                                                                     -----------
SWITZERLAND-0.2%
Unique Zurich Airport (a) ....................            2,420           58,996
                                                                     -----------
TAIWAN-2.9%
Fubon Financial Holding
   Co., Ltd. (a) .............................          689,149          551,558
Taiwan Semiconductor
   Co. (a) ...................................          218,020          359,062
                                                                     -----------
                                                                         910,620
                                                                     -----------
THAILAND-1.1%
Ratchaburi Electricity
   Generating Holding
   Public Co., Ltd. ..........................          299,600          195,840
Siam Commercial Bank (a)  ....................          181,000          154,885
                                                                     -----------
                                                                         350,725
                                                                     -----------
TURKEY-1.0%
Dogan Yayin Holding
   AS (a) ....................................      119,499,009          187,020
Turkcell Iletisim
   Hizmetleri AS .............................       18,300,207          122,560
                                                                     -----------
                                                                         309,580
                                                                     -----------

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
UNITED
   KINGDOM-10.4%
BP Plc (ADR) .................................           68,656      $   476,906
British Sky Broadcast Group
   Plc (a) ...................................           37,458          415,755
Capita Group Plc .............................           64,603          241,328
Centrica Plc .................................          111,000          322,452
Mersey Docks & Harbor
   Co. .......................................           25,520          234,009
mm02 Plc (a) .................................          155,035          145,426
National Grid Transco Plc ....................          102,253          694,648
Vodafone Group Plc ...........................          386,856          757,730
                                                                     -----------
                                                                       3,288,254
                                                                     -----------
UNITED STATES-3.3%
Affiliated Computer Services,
   Inc. Cl.A (a) .............................            7,600          347,548
Pfizer, Inc. .................................           20,680          706,222
                                                                     -----------
                                                                       1,053,770
                                                                     -----------
TOTAL
   INVESTMENTS-95.5%
   (cost $28,161,406) ........................                        30,148,999
Other assets less
   liabilities*-4.5% .........................                         1,425,269
                                                                     -----------
NET ASSETS-100% ..............................                       $31,574,268
                                                                     ===========

*     SECURITY LENDING INFORMATION

Includes cash collateral received of $2,548,385 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                                Percent
                        Current                               U.S. $             of Net
                         Yield             Shares             Value              Assets
                   ================   ================   ================   ================
UBS Private Money
Market Fund LLC           1.15%            2,548,385         $2,548,385            8.1%

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b)   Illiquid security valued at fair value (see Note A).

      Glossary of Terms:

      ADR-American Depositary Receipt

      GDR-Global Depositary Receipt

      See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $28,161,406) ..........................    $ 30,148,999(a)
   Cash ............................................................................         323,647
   Foreign cash, at value (cost $549,375) ..........................................         543,023
   Collateral held for securities loaned ...........................................       2,548,385
   Receivable for investment securities sold .......................................         850,604
   Dividends and interest receivable ...............................................         154,867
                                                                                        ------------
   Total assets ....................................................................      34,569,525
                                                                                        ------------
LIABILITIES
   Payable for collateral received on securities loaned ............................       2,548,385
   Payable for investment securities purchased .....................................         353,375
   Advisory fee payable ............................................................          26,448
   Distribution fee payable ........................................................           1,028
   Accrued expenses ................................................................          66,021
                                                                                        ------------
   Total liabilities ...............................................................       2,995,257
                                                                                        ------------
NET ASSETS .........................................................................    $ 31,574,268
                                                                                        ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...........................................................    $      2,512
   Additional paid-in capital ......................................................      39,583,985
   Undistributed net investment income .............................................         125,763
   Accumulated net realized loss on investment and foreign currency transactions ...     (10,120,643)
   Net unrealized apppreciation of investments and foreign currency denominated
     assets and liabilities ........................................................       1,982,651
                                                                                        ------------
                                                                                        $ 31,574,268
                                                                                        ============
Class A Shares
   Net assets ......................................................................    $ 26,857,408
                                                                                        ============
   Shares of capital stock outstanding .............................................       2,136,753
                                                                                        ============
   Net asset value per share .......................................................    $      12.57
                                                                                        ============
Class B Shares
   Net assets ......................................................................    $  4,716,860
                                                                                        ============
   Shares of capital stock outstanding .............................................         375,710
                                                                                        ============
   Net asset value per share .......................................................    $      12.55
                                                                                        ============

--------------------------------------------------------------------------------

(a)   Includes securities on loan with a value of $2,438,240 (see Note F).

      See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)
                                 AllianceBernstein Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $48,285) .......     $   478,988
   Interest ...................................................           4,693
                                                                    -----------
   Total investment income ....................................         483,681
                                                                    -----------
EXPENSES
   Advisory fee ...............................................         148,000
   Distribution fee--Class B ..................................           5,176
   Custodian ..................................................         112,219
   Administrative .............................................          37,500
   Audit and legal ............................................          22,501
   Printing ...................................................           8,094
   Transfer agency ............................................             474
   Directors' fees and expenses ...............................             451
   Miscellaneous ..............................................           6,981
                                                                    -----------
   Total expenses .............................................         341,396
                                                                    -----------
   Net investment income ......................................         142,285
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on:
     Investment transactions ..................................        (573,020)
     Foreign currency transactions ............................         (10,857)
   Net change in unrealized appreciation/depreciation of:
     Investments ..............................................       3,553,890
     Foreign currency denominated assets and liabilities ......         (10,704)
                                                                    -----------
   Net gain on investment and foreign currency transactions ...       2,959,309
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................     $ 3,101,594
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                 AllianceBernstein Variable Products Series Fund
================================================================================

                                                                            Six Months Ended        Year Ended
                                                                             June 30, 2003         December 31,
                                                                              (unaudited)              2002
                                                                            ================     ================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...............................................    $        142,285     $        206,202
   Net realized loss on investment and foreign currency transactions ...            (583,877)          (5,043,784)
   Net change in unrealized appreciation/depreciation of investments and
     foreign currency denominated assets and liabilities ...............           3,543,186            3,360,272
                                                                            ----------------     ----------------
   Net increase (decrease) in net assets from operations ...............           3,101,594           (1,477,310)
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...........................................................            (314,453)            (588,448)
     Class B ...........................................................             (50,361)             (45,450)
CAPITAL STOCK TRANSACTIONS
   Net decrease ........................................................          (1,907,598)          (5,646,881)
                                                                            ----------------     ----------------
   Total increase (decrease) ...........................................             829,182           (7,758,089)
NET ASSETS
   Beginning of period .................................................          30,745,086           38,503,175
                                                                            ----------------     ----------------
   End of period (including undistributed net investment income of
     $348,292 at December 31, 2002) ....................................    $     31,574,268     $     30,745,086
                                                                            ================     ================

--------------------------------------------------------------------------------

See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein Worldwide Privatization Portfolio (the "Portfolio"), formerly Alliance Worldwide Privatization Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek long-term capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements were accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003, amounted to $31,111, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12B-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                      Purchases       Sales
                                                      ==========    ==========

Investment securities ..........................      $4,724,349    $8,040,682
U.S. government securities .....................              -0-           -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ..........................            $ 4,708,257
Gross unrealized depreciation ..........................             (2,720,664)
                                                                    -----------
Net unrealized appreciation ............................            $ 1,987,593
                                                                    ===========

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                          2002           2001
                                                       ==========     ==========
Distributions paid from:
   Ordinary income ...............................     $  633,898     $  179,389
   Net long-term capital gains ...................             -0-     2,594,556
                                                       ----------     ----------
Total taxable distributions ......................        633,898      2,773,945
                                                       ----------     ----------
Total distributions paid .........................     $  633,898     $2,773,945
                                                       ==========     ==========

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income .........................         $    359,438
Accumulated capital and other losses ..................           (9,502,563)(a)
Unrealized appreciation/(depreciation) ................           (1,605,884)(b)
                                                                ------------
Total accumulated earnings/(deficit) ..................         $(10,749,009)
                                                                ============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $9,448,895 of which $2,142,659 will expire in the year 2009 and $7,306,236 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses and post October currency losses of $42,522 and $11,146 respectively.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had loaned securities with a value of $2,438,240 and received cash collateral of $2,548,385, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $4,061 which is included in interest income in the accompanying statement of operations.

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                 -------------------------------------     -------------------------------------
                                                SHARES                                    AMOUNT
                                 -------------------------------------     -------------------------------------
                                 Six Months Ended        Year Ended        Six Months Ended        Year Ended
                                  June 30, 2003         December 31,        June 30, 2003         December 31,
                                   (unaudited)              2002              (unaudited)             2002
                                 ================     ================     ================     ================
Class A
Shares sold .................              62,840              790,248     $        722,183     $      9,494,636
Shares issued in reinvestment
   of dividends .............              24,741               46,702              314,453              588,448
Shares redeemed .............            (313,768)          (1,544,281)          (3,581,594)         (18,479,919)
                                 ----------------     ----------------     ----------------     ----------------
Net decrease ................            (226,187)            (707,331)    $     (2,544,958)    $     (8,396,835)
                                 ================     ================     ================     ================
Class B
Shares sold .................           1,179,639              620,207     $     13,526,424     $      7,300,125
Shares issued in reinvestment
   of dividends .............               3,965                3,613               50,361               45,450
Shares redeemed .............          (1,122,491)            (398,989)         (12,939,425)          (4,595,621)
                                 ----------------     ----------------     ----------------     ----------------
Net increase ................              61,113              224,831     $        637,360     $      2,749,954
                                 ================     ================     ================     ================

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS             AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                         ----------------------------------------------------------------------------------
                                                                              CLASS A
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                            Ended                              Year Ended December 31,
                                         June 30, 2003       ==============================================================
                                          (unaudited)         2002          2001          2000          1999          1998
                                         =============       ======        ======        ======        ======        ======
Net asset value, beginning of period ..   $     11.48        $12.18        $15.64        $21.74        $14.81        $14.20
                                          -----------        ------        ------        ------        ------        ------
Income From Investment Operations
Net investment income (a) .............           .06           .07(b)        .20(b)        .05(b)        .15(b)        .26(b)
Net realized and unrealized gain (loss)
   on investment and foreign
   currency transactions ..............          1.18          (.56)        (2.82)        (4.81)         8.00          1.29
                                          -----------        ------        ------        ------        ------        ------
Net increase (decrease) in net asset
   value from operations ..............          1.24          (.49)        (2.62)        (4.76)         8.15          1.55
                                          -----------        ------        ------        ------        ------        ------
Less: Dividends and Distributions
Dividends from net investment
   income .............................          (.15)         (.21)         (.03)         (.12)         (.31)         (.20)
Distributions from net realized gain
   on investment transactions .........            -0-           -0-         (.81)        (1.22)         (.91)         (.74)
                                          -----------        ------        ------        ------        ------        ------
Total dividends and distributions .....          (.15)         (.21)         (.84)        (1.34)        (1.22)         (.94)
                                          -----------        ------        ------        ------        ------        ------
Net asset value, end of period ........   $     12.57        $11.48        $12.18        $15.64        $21.74        $14.81
                                          ===========        ======        ======        ======        ======        ======
Total Return
Total investment return based on
   net asset value (c) ................         10.77%        (4.19)%      (17.29)%      (23.00)%       58.83%        10.83%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ....................   $    26,857       $27,136       $37,411       $56,181       $64,059       $46,268
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................          2.28%         1.54%          .95%          .95%          .95%          .95%
   Expenses, before waivers and
     reimbursements ...................          2.28%(d)      1.98%         1.65%         1.43%         1.46%         1.70%
   Net investment income ..............           .97%(d)       .61%(b)      1.50%(b)       .29%(b)       .93%(b)      1.74%(b)
Portfolio turnover rate ...............            16%(d)        46%           35%           65%           54%           92%

--------------------------------------------------------------------------------

See footnote summary on page 14.

WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  -----------------------------------------------------------
                                                                                            CLASS B
                                                                  -----------------------------------------------------------
                                                                   Six Months                                 July 5, 2000(e)
                                                                      Ended         Year Ended December 31,         to
                                                                  June 30, 2003    ========================     December 31,
                                                                   (unaudited)        2002          2001           2000
                                                                  =============    ==========    ==========   ===============
Net asset value, beginning of period ............................  $     11.47       $12.17        $15.62          $19.09
                                                                   -----------       ------        ------          ------
Income From Investment Operations
Net investment income (loss) (a) ................................          .05          .03(b)        .10(b)         (.04)(b)
Net realized and unrealized gain (loss) on investment and foreign
   currency transactions ........................................         1.16         (.53)        (2.71)          (3.43)
                                                                   -----------       ------        ------          ------
Net increase (decrease) in net asset value from operations ......         1.21         (.50)        (2.61)          (3.47)
                                                                   -----------       ------        ------          ------
Less: Dividends and Distributions
Dividends from net investment income ............................         (.13)        (.20)         (.03)             -0-
Distributions from net realized gain on investment transactions .           -0-          -0-         (.81)             -0-
                                                                   -----------       ------        ------          ------
Total dividends and distributions ...............................         (.13)        (.20)         (.84)             -0-
                                                                   -----------       ------        ------          ------
Net asset value, end of period ..................................  $     12.55       $11.47        $12.17          $15.62
                                                                   ===========       ======        ======          ======
Total Return
Total investment return based on net asset value (c) ............        10.56%       (4.26)%      (17.28)%        (18.43)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .......................  $     4,717       $3,609        $1,092          $  238
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ..................         2.52%(d)     1.79%         1.19%           1.20%(d)
   Expenses, before waivers and reimbursements ..................         2.52%(d)     2.23%         1.93%           1.80%(d)
   Net investment income (loss) .................................          .41%(d)      .28%(b)       .80%(b)        (.26)%(b)(d)
Portfolio turnover rate .........................................           16%          46%           35%             65%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

WORLDWIDE PRIVATIZATION PORTFOLIO
                                 AllianceBernstein Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003